ARCA U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AGENCIES — 37.3%
	U.S. TREASURY NOTE — 37.3%
150,000	United States Treasury Note (Cost - $146,228)	0.6250	10/15/24	$ 146,368

	SHORT-TERM INVESTMENTS — 111.9%	Yield Rate (%)
	U.S. TREASURY BILLS — 61.5%
121,000	United States Treasury Bill	5.29	06/27/24	119,476
125,000	United States Treasury Bill	5.29	09/26/24	121,840
				241,316
Shares
	MONEY MARKET FUND - 50.4%
197,893	Fidelity Treasury Portfolio, Class I, 5.19%(a)			197,893

	TOTAL SHORT-TERM INVESTMENTS (Cost $439,268)			439,209

	TOTAL INVESTMENTS - 149.2% (Cost $585,496)			$ 585,577
	LIABILITIES IN EXCESS OF OTHER ASSETS - (49.2)%			(193,076)
	NET ASSETS - 100.0%			$ 392,501

(q)	Rate disclosed is the seven day effective yield as of March 31, 2024.